Accounts payable (Tables)	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Schedule of Components of Accounts Payable	Components of accounts payable are as follows as of March 31:
	As of March 31,
	2026	2025
	USD	USD

Trade payables	1,048,408	3,964,976
Total	1,048,408	3,964,976